DEBT - Maturity Schedule (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 26, 2013	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 19, 2012
Convertible Senior Notes
Carrying value of unsecured debt				$ 67,414
Principal maturities of secured funding agreements and unsecured debt
2016			$ 362,549
2017			109,474
2018			150,558
Total			622,581
Wells Fargo Facility
Principal maturities of secured funding agreements and unsecured debt
2016			101,473
Total			101,473
Citibank Facility
Principal maturities of secured funding agreements and unsecured debt
2016			112,827
Total			112,827
Met Life
Principal maturities of secured funding agreements and unsecured debt
2017			109,474
Total			109,474
April 2014 UBS facility
Principal maturities of secured funding agreements and unsecured debt
2018			75,558
Total			75,558
December 2014 UBS facility
Principal maturities of secured funding agreements and unsecured debt
2016			57,243
Total			57,243
July 2014 CNB Facility
Principal maturities of secured funding agreements and unsecured debt
2016			66,200
Total			66,200
2015 Convertible Notes
Convertible Senior Notes
Aggregate principal amount		$ 69,000
Principle amount issued to initial purchasers		60,500
Amount issued to initial purchasers' exercise in full of their overallotment option		9,000
Principle amount issued to certain directors, officers and affiliates		8,500
Net proceeds		66,200
Initial purchasers' discount	$ 1,500	2,100
Aggregate estimated offering expenses		$ 2,800
Carrying value of unsecured debt				$ 67,400
Interest rate (as a percent)						7.00%
Effective interest rate used to amortize the debt discount				9.40%
Interest expense incurred			6,200	$ 6,300	$ 6,200
Initial value of derivative liability	$ 1,700
Percentage of accretion of Original issue discount and associated costs	9.40%
Conversion option's cumulative value	$ 86
Principal maturities of secured funding agreements and unsecured debt
2018			75,000
Total			75,000
2015 Convertible Notes | Minimum
Convertible Senior Notes
Percentage of common stock issued on conversion without shareholder's approval	20.00%
BAML Line of Credit
Principal maturities of secured funding agreements and unsecured debt
2016			24,806
Total			$ 24,806